Note 15 - Risk Concentrations (Details)	12 Months Ended
	Dec. 31, 2013 3 Purchasers [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 3 Purchasers [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 3 Purchasers [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser A [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Purchaser A [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser A [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Purchaser A [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser B [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Purchaser B [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser B [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Purchaser B [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser C [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Purchaser C [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Purchaser C [Member] Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 2 Purchasers [Member] Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Producing Leases [Member] Product Concentration Risk [Member] Minimum [Member] Sales [Member]	Dec. 31, 2012 Producing Leases [Member] Product Concentration Risk [Member] Minimum [Member] Sales [Member]	Dec. 31, 2013 Producing Leases [Member] Product Concentration Risk [Member] Maximum [Member] Sales [Member]	Dec. 31, 2012 Producing Leases [Member] Product Concentration Risk [Member] Maximum [Member] Sales [Member]	Dec. 31, 2012 Oil and Gas Produced by Company [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2011 Oil and Gas Produced by Company [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 Oil and Gas Produced by Company [Member]	Dec. 31, 2012 Oil and Gas Produced by Company [Member]	Dec. 31, 2013 Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Oil [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Natural Gas [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 TEXAS	Dec. 31, 2012 TEXAS
Note 15 - Risk Concentrations (Details) [Line Items]
Number of Producing Leases																											44	33
Concentration Risk, Percentage	95.50%	90.10%	91.60%	64.50%	71.10%	61.40%	55.40%	16.40%	21.70%	16.80%	20.80%	14.60%	11.90%	15.40%	92.80%	0.10%	0.10%	11.80%	17.70%
Number of Purchasers																				11	9	11	9	3	2	3